PREPAYMENTS - Summary of Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid insurance payments	$ 0.0	$ 0.0	$ 0.8
Prepaid operating expenses	1.2	0.0	0.0
Prepaid bareboat hire	0.8	3.0	0.4
Prepaid customer contract assets	2.5	3.0	2.0
Other prepayments	10.7	4.4	2.4
Balance as of December 31	$ 15.2	$ 10.4	$ 5.6